Subsequent Events (Details) - HKD ($)	Jun. 17, 2025	May 29, 2025	Apr. 01, 2025
Forecast [Member]
Subsequent Events [Line Items]
Rent amount		$ 13,000
Total contract	$ 89,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Rent amount			$ 33,000